Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gf1_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE
IN NAME AND INVESTMENT POLICY

The Glenmede Fund, Inc.

International Secured Options Portfolio (NOVIX)

Supplement dated February 28, 2017 to the

Prospectus dated February 28, 2017

The prospectus dated February 28, 2017 discloses changes that will be effective on or about May 1, 2017 to the International Secured Options Portfolio’s investment strategy to allow for increased exposure to U.S. investments in addition to foreign investments. In addition, the Portfolio’s name will be changed to “Global Secured Options Portfolio” to reflect its new global investment strategy as described below and in the prospectus.

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Until on or about May 1, 2017, under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on foreign stock index ETFs, foreign stock indices and/or individual foreign stocks held by the Portfolio. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

Effective on or about May 1, 2017, under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S.

These changes, among others, are effective on or about May 1, 2017 and are described in the prospectus dated February 28, 2017.

GLENMEDE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gf1_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE
IN NAME AND INVESTMENT POLICY

The Glenmede Fund, Inc.

International Secured Options Portfolio (NOVIX)

Supplement dated February 28, 2017 to the

Prospectus dated February 28, 2017

The prospectus dated February 28, 2017 discloses changes that will be effective on or about May 1, 2017 to the International Secured Options Portfolio’s investment strategy to allow for increased exposure to U.S. investments in addition to foreign investments. In addition, the Portfolio’s name will be changed to “Global Secured Options Portfolio” to reflect its new global investment strategy as described below and in the prospectus.

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Until on or about May 1, 2017, under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on foreign stock index ETFs, foreign stock indices and/or individual foreign stocks held by the Portfolio. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

Effective on or about May 1, 2017, under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S.

These changes, among others, are effective on or about May 1, 2017 and are described in the prospectus dated February 28, 2017.